Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable inputs (level 3). The three levels of the fair value hierarchy are described as follows:
•Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Plan can access at the measurement date.
•Level 2 - Fair value is based on significant other observable inputs, which are generally determined based on a single price for each financial instrument provided to the Company by an unrelated third-party pricing service and is based on one or more of the following:
•Quoted prices for similar, but not identical, assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in markets that are not active;
•Inputs other than quoted prices that are observable, such as interest rate and yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates; and
•Other inputs derived from or corroborated by observable market inputs.
•Level 3 - Prices or valuation techniques that require inputs that are both significant and unobservable in the market. These instruments are valued using the best information available, some of which is internally developed, and reflects the Company’s own assumptions about the risk premiums that market participants would generally require and the assumptions they would use.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value.
Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. Included in mutual funds are money market mutual funds that intend to keep a constant NAV of $1.00 per share. There are no redemption restrictions on money market mutual funds. The mutual funds held by the Plan are deemed to be actively traded.
Company stock: At December 31, 2025 and 2024, the Company’s common stock was valued at the closing price reported on New York Stock Exchange, the market on which it was actively traded.
The following tables summarize the Plan’s assets at fair value as of December 31, 2025 and 2024:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$87,256,435	$—	$—	$87,256,435
Investment in Company stock	37,971,052	—	—	37,971,052
Total assets at fair value	$125,227,487	$—	$—	$125,227,487

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$74,730,877	$—	$—	$74,730,877
Investment in Company stock	35,985,333	—	—	35,985,333
Total assets at fair value	$110,716,210	$—	$—	$110,716,210